Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2012
Registrant Name	dei_EntityRegistrantName	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	dei_EntityCentralIndexKey	0000019532
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

SCHRODER INTERNATIONAL ALPHA FUND (Prospectus Summary): | SCHRODER INTERNATIONAL ALPHA FUND
Schroder International Alpha Fund

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled “Summary Information about the Funds” for Schroder International Alpha Fund , the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCHRODER INTERNATIONAL ALPHA FUND		ADVISOR SHARES		INVESTOR SHARES
Management Fees		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		none
Other Expenses		0.59%	[1]	0.51%
Total Annual Fund Operating Expenses		1.64%		1.31%
Less: Expense Reimbursement	[2]	0.34%		0.36%
Net Annual Fund Operating Expenses		1.30%		0.95%
[1]	Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.
[2]	The Fund’s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Advisor Shares, exceed 1.30% of Advisor Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.95% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example SCHRODER INTERNATIONAL ALPHA FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ADVISOR SHARES	132	484	860	1,915
INVESTOR SHARES	97	380	684	1,548

Expense Example, No Redemption SCHRODER INTERNATIONAL ALPHA FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ADVISOR SHARES	132	484	860	1,915
INVESTOR SHARES	97	380	684	1,548

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
SCHRODER INTERNATIONAL ALPHA FUND (Prospectus Summary): | SCHRODER INTERNATIONAL ALPHA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder International Alpha Fund
Supplement Text	ck0000019532_SupplementTextBlock

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled “Summary Information about the Funds” for Schroder International Alpha Fund , the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02-28-2013
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

SCHRODER INTERNATIONAL ALPHA FUND | INVESTOR SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIEX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,548
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	380
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	684
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,548
SCHRODER INTERNATIONAL ALPHA FUND | ADVISOR SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCVEX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,915
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	484
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,915

[1]	The Fund’s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Advisor Shares, exceed 1.30% of Advisor Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.95% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.